UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report For the Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    US Trust Co. Boston
Address: 40 Court Street
         Boston
         MA 02109
         USA

13F File Number:  028-02259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     W D R Swanney Esq
Title:    Director of Group Compliance
Phone:    (+44) 20 7714 8358
Signature, Place and Date of Signing:

    W D R Swanney Esq    London, England    May 11, 2001


Report Type (check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

 13F File Number     Name

 028-05855           The Royal Bank of Scotland Group Plc